Right-of-use assets (Details) $ in Millions	9 Months Ended
Sep. 30, 2022 COP ($)
Right of Use Assets Rollforward
Balance at the beginning	$ 496,678
Balance at the end	605,332
Lease liabilities
Lease Liabilities Rollforward [Abstract]
Balance at the beginning	1,165,099
Additions	249,574
Remeasurements	16,183
Disposals	(23,280)
Finance cost	50,366
Payment of capital and interests	(311,696)
Reclassifications/transfers	(2,238)
Exchange difference	52,195
Balance at the end	1,196,203
Pipelines
Right of Use Assets Rollforward
Balance at the beginning	77,019
Additions	33,688
Amortization of the period	(18,133)
Remeasurements	$ (110)
Disposals	3,109
Reclassifications/transfers	$ (540)
Exchange difference	5,526
Balance at the end	94,341
Lands and buildings
Right of Use Assets Rollforward
Balance at the beginning	199,070
Additions	69,656
Amortization of the period	(43,240)
Remeasurements	$ (5,828)
Disposals	1,599
Reclassifications/transfers	$ 208
Exchange difference	24,106
Balance at the end	242,373
Plant and equipments
Right of Use Assets Rollforward
Balance at the beginning	121,384
Additions	61,004
Amortization of the period	(42,356)
Remeasurements	$ 5,105
Disposals	17,966
Reclassifications/transfers	$ 551
Exchange difference	4,445
Balance at the end	132,167
Vehicles
Right of Use Assets Rollforward
Balance at the beginning	99,205
Additions	85,226
Amortization of the period	(71,827)
Remeasurements	$ 11,952
Disposals	214
Reclassifications/transfers	$ (43)
Exchange difference	12,152
Balance at the end	136,451
Right-of-use assets
Right of Use Assets Rollforward
Balance at the beginning	496,678
Additions	249,574
Amortization of the period	(175,556)
Remeasurements	$ 11,119
Disposals	22,888
Reclassifications/transfers	$ 176
Exchange difference	46,229
Balance at the end	$ 605,332